Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets for future periods - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of intangible assets for future periods [Abstract]
2021		$ 5,567
2022		5,567
2023		5,567
2024		5,567
2025		5,567
Thereafter		43,676
Total	$ 67,727	$ 71,511	$ 82,823